Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets
Other non-current assets

16.  Other non-current assets

	2018	2019
	RMB	RMB

Prepayment for automobiles	149,215	10,957
Automobiles purchased for future leases	359,760	31,532
Property not available for use	—	422,207
Long-term receivables from loan facilitation services	53,973	373,711
Automobiles collected from financing lease customers	—	323,351
Long-term prepaid expenses	74,113	13,059
Deposits and others	527,966	252,025
Less: provision for impairment of automobiles collected from financing lease customers	—	(104,761)

	1,165,027	1,322,081